CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 35,171	$ 54,375	$ 46,459
Other comprehensive income (loss) ("OCI") (Note 14) related to:
Unrealized gain (loss) from cash flow hedges	236	(489)	863
Less: reclassification adjustment for net gain (loss) included in net income	(33)	189	(701)
Other comprehensive income (loss)	203	(300)	162
Total comprehensive income	$ 35,374	$ 54,075	$ 46,621